As filed with the Securities and Exchange Commission on November 19, 2009

Registration No. 333-108525

811-21427

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

WRL FREEDOM PREMIER III VARIABLE ANNUITY

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  18

AND

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  19

SEPARATE ACCOUNT VA U

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Registration Statement incorporates by reference Parts A, B and C included in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-4 (File Nos. 333-108525/811-21427), dated May 1, 2009, that was filed with the Commission on April 30, 2009, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

This Registration also incorporates by reference the supplement dated May 5, 2009, to the May 1, 2009 Prospectus included in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-4 (File Nos. 333-108525/811-21427), that was filed with the Commission on May 5, 2009, pursuant to Rule 497 under the Securities Act of 1933.

This Registration also incorporates by reference the supplement dated September 16, 2009, to the May 1, 2009 Prospectus included in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-4 (File Nos. 333-108525/811-21427), that was filed with the Commission on September 16, 2009, pursuant to Rule 497 under the Securities Act of 1933.

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA U

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated November 19, 2009

to the

Prospectus dated May 1, 2009

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier® III Variable Annuity dated May 1, 2009.

MERGER

At the close of business November 20, 2009 (“merger date”), the Transamerica Capital Guardian Value VP will merge into the Transamerica BlackRock Large Cap Value VP with the Transamerica BlackRock Large Cap Value VP being the surviving fund.

If you do not wish to remain allocated to the Transamerica BlackRock Large Cap Value VP, please note that you may transfer your policy value allocated in this subaccount to any of the subaccounts investing in the funds listed in your Prospectus provided your updated investment allocation does not violate any allocation guidelines and restrictions applicable to allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing).

You will not be charged for the transfer we made to the Transamerica BlackRock Large Cap Value VP. In addition, if you reallocate your policy value to another subaccount from the Transamerica BlackRock Large Cap Value VP, you will not be charged for the transfer from that subaccount to another available subaccount if made within 30 days of the merger date. This reallocation also will not count as a transfer for purposes of any free transfers that you receive each contract year.

NEW INVESTMENT CHOICES

This supplement describes new investment choices generally available to policies on or after November 19, 2009.

TRANSAMERICA SERIES TRUST

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Growth VP – Service Class

1

— (Continued)

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Index 35 VP – Service Class

Transamerica Index 100 VP – Service Class

The following investment choices are added to the Designated Investment Choices available for the RETIREMENT INCOME CHOICESM RIDER and the RETIREMENT INCOME CHOICESM WITH DOUBLE WITHDRAWAL BASE BENEFIT RIDER purchased prior to May 1, 2009:

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

Please note:

The fax number for Western Reserve has changed to 866-671-9212.

2

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a	)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the separate Account. Note 3

(2)			Not Applicable.

(3)	(a	)	Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate investment accounts, and AFSG Securities Corporation. Note 3

	(a	)(1)	First Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate Account, and AFSG Securities Corporation. Note 3

	(a	)(2)	Second Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 8

	(a	)(3)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 15

	(a	)(4)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 15

	(a	)(5)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 16

	(a	)(6)	Principal Underwriting Agreement. Note 21

	(a	)(7)	Amendment No. 1 to Principal Underwriting Agreement. Note 21

	(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1

	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 18

(4)	(a	)	Form of Policy. Note 3

	(b	)	Form of Enhanced Death Benefit Rider (Return of Premium). Note 3

	(c	)	Form of Enhanced Death Benefit Rider (Annual Step-Up). Note 3

	(d	)	Form of Enhanced Death Benefit Rider (Double Enhanced). Note 3

	(e	)	Form of Enhanced Death Benefit Rider (Roll-Up). Note 3

	(f	)	Form of Surrender Charge Modification Rider (Liquidity Rider). Note 3

	(g	)	Form of Additional Death Benefit Rider (Bee-Extra II). Note 3

	(h	)	Form of Premium Enhancement Rider. Note 12

	(i	)	Form of C-Share Rider. Note 12

	(j	)	Form of 5 For Life Rider. Note 12

	(k	)	Form of Living Benefits Rider (GPS). Note 11

	(l	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 13

	(m	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 13

	(n	)	Form of Income select for life. Note 14

	(o	)	Form of Retirement Income Choice Rider. Note 18

	(p	)	Form of Rider (Retirement Income Choice Double Withdrawal Base Benefit) Note 21

	(q	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 21

(5)	(a	)	Form of Application. Note 8

(6)	(a	)	Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 3

	(b	)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 3

(7)	(a	)	Reinsurance Agreement (TIRe). Note 23

	(b	)	Reinsurance Agreement (GPHRe). Note 3

(8)	(a	)	Participation Agreement between WRL Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 3

	(a	)(1)	Amendment No. 21 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 8

	(a	)(2)	Amendment No. 22 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. dated December 1, 2003 Note 9

	(a	)(3)	Amendment No. 24 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 12

	(a	)(4)	Amendment No. 25 to Participation Agreement (ATST) Note 12.

(8)	(a	)(5)	Amendment No. 26 to Participation Agreement (ATST) Note 14.

	(a	)(6)	Amendment No. 29 to Participation Agreement (TST). Note 20.

	(a	)(7)	Amendment No. 30 to Participation Agreement (TST). Note 21.

	(a	)(8)	Amendment No. 34 to Participation Agreement (TST). Note 24.

(8)	(b	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. Note 4

	(b	)(1)	Amendment No. 1 dated March 15, 2000 to Participation Agreement—Variable Insurance Products Fund II. Note 5

	(b	)(2)	Amendment No. 2 dated April 12, 2001 to Participation Agreement Variable Insurance Products Fund II. Note 6

	(b	)(3)	Amendment No. 3 dated September 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 8

(8)	(b	)(4)	Amendment No. 4 dated December 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 9

(8)	(c	)	Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2003. Notes 7

(8)	(c	)(1)	Amendment No. 1 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated September 1, 2003. Note 8

(8)	(c	)(2)	Amendment No. 2 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated December 1, 2003. Note 9

(8)	(c	)(3)	Amended and Restated Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. Note 9

(8)	(d	)	Participation Agreement (ProFunds). Note 15

	(d	)(2)	Amendment No. 2 to Participation Agreement (ProFund). Note 19.

(8)	(e	)	Participation Agreement (AllianceBernstein). Note 22

(8)	(f	)	Participation Agreement (Franklin Templeton). Note 22

(9)	(a)		Opinion and Consent of Counsel. Note 23

	(b)		Consent of Counsel. Note 23

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 23

	(b	)	Opinion and Consent of Actuary. Note 14

(11)			Not applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 14

(14)			Powers of Attorney. (Charles T. Boswell, Brenda K. Clancy, Arthur Schneider, John Hunter and Timmy L. Stonehocker) (Eric J. Martin) Note 22.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 333-93969) on April 14, 2003.

Note 3.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-108525) on September 5, 2003.

Note 4.	Incorporated herein by reference to Initial Registration Statement to Form S-6 (File No. 333-57681) dated September 23, 1999.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-93169) Filed on April 10, 2000.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form S-6 (File No. 33-69138) dated April 16, 2001.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-100993) dated April 22, 2003.

Note 8.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) dated December 19, 2003.

Note 9.	Filed with Post-Effective Amendment No.1 Form N-4 (File No. 333-108525) dated April 29, 2004.

Note 10.	Filed with Post-Effective Amendment No.2 to Form N-4 Registration Statement (File No. 333-108525) dated January 7, 2005.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 12.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-108525) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) dated December 13, 2005.

Note 14.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-108525) dated April 26, 2006.

Note 15.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.

Note 16.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration (File No. 333-108525) dated April 30, 2007.

Note 17.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007.

Note 18.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration (File No. 333-108525) dated December 21, 2007.

Note 19.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration (File No. 333-145461) dated October 23, 2007.

Note 20.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration (File No. 333-108525) dated April 29, 2008.

Note 21.	Filed with Post-Effective Amendment No. 13 to Form N-4 Registration (File No. 333-108525) dated November 6, 2008.

Note 22.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration (File No. 333-108525) dated February 3, 2009.

Note 23.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration (File No. 333-108525) dated April 30, 2009.

Note 24.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Western Reserve Life Assurance Co. of Ohio)

Name and Business Address	Principal Positions and Offices with Depositor
Charles T. Boswell 570 Carillon Parkway St. Petersburg, FL 33716	Director and Chief Executive Officer

Darin D. Smith 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President, Assistant Secretary and Division General Counsel

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Arthur Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President, Chief Tax Officer

Eric Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller, and Vice President

John Hunter 4333 Edgewood Rd NE Cedar Rapids, IA 52499-0001	Director, and Chief Financial Officer

Timmy L. Stonehocker 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of September 2009 there were 22,018 Contract owners.

Item 28. Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	4 Manhattanville Rd, Purchase, NY 10577
(7)	1150 South Olive, Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$8,498,212	0	0	0

(1)	Fiscal Year 2008

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 18th day of November 2009

SEPARATE ACCOUNT VA U

WESTERN RESERVE LIFE
ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Timmy L. Stonehocker	Director and Chairman of the Board	_________, 2009

* Charles T. Boswell	Director and Chief Executive Officer	_________, 2009

* Brenda K. Clancy	Director and President	_________, 2009

* John R. Hunter	Director and Chief Financial Officer	_________, 2009

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	_________, 2009

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary and Division General Counsel	November 18, 2009

* Eric J. Martin	Corporate Controller and Vice President	_________, 2009

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-108525

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA U

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(a)(8)	Amendment No. 34 to Participation Agreement (TST)

* Page numbers included only in manually executed original.